Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)	Mar. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth the compensation for our principal executive officer (the “PEO”) and the average compensation for our other NEOs (“non-PEO NEOs”), both as reported in the Summary Compensation Table in this proxy statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of fiscal 2023, fiscal 2022 and fiscal 2021. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our financial performance, refer to the Compensation Discussion and Analysis in this proxy statement.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation “Actually Paid” to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation “Actually Paid” to non- PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in thousands)	Company Selected Measure: Adjusted EBITDA(8) (in thousands)
					Company TSR(5)	Peer Group TSR(6)
2023	$1,444,134	$1,422,311	$603,803	$600,973	$337.32	$174.48	$10,688	$30,421
2022	$1,353,485	$1,512,100	$597,959	$498,629	$306.19	$195.02	$11,380	$26,307
2021	$1,090,694	$2,355,064	$441,760	$515,091	$185.21	$165.93	$7,791	$20,575

(1)	Reflects compensation for Lee D. Rudow, our Chief Executive Officer, for fiscal 2023, fiscal 2022 and fiscal 2021 as reported in the Summary Compensation Table for the applicable year.

PEO Total Compensation Amount	$ 1,444,134	$ 1,353,485	$ 1,090,694
PEO Actually Paid Compensation Amount	$ 1,422,311	1,512,100	2,355,064
Adjustment To PEO Compensation, Footnote
(2)

The dollar amounts reported in this column represent the amount of “compensation actually paid,” or CAP, to the PEO in fiscal 2023, fiscal 2022 and fiscal 2021, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for the PEO pursuant to the SEC’s rules to determine CAP to the PEO:

	PEO
	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table Total for PEO	$1,444,134	$1,353,485	$1,090,694
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(627,679)	$(439,982)	$(439,996)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$400,713	$174,106	$423,910
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$308,499	$538,834	$900,571
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(84,743)	$147,147	$379,885
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$(18,613)	$(261,490)	-
Add: Change in incremental fair value of awards modified during the covered fiscal year	-	-	-
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	-	-	-
Compensation “Actually Paid” to PEO	$1,422,311	$1,512,100	$2,355,064

Non-PEO NEO Average Total Compensation Amount	$ 603,803	597,959	441,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 600,973	498,629	515,091
Adjustment to Non-PEO NEO Compensation Footnote
(3)

Reflects the average compensation for the non-PEO NEOs in each respective year based on compensation amounts reported in the Summary Compensation Table for the applicable year. The non-PEO NEOs for fiscal 2023 are Thomas Barbato, Theresa A. Conroy, Mark A. Doheny and James M. Jenkins. The non-PEO NEOs for fiscal 2022 were Mark A. Doheny and James M. Jenkins. The non-PEO NEOs for fiscal 2021 were Mark A. Doheny, Michael W. West, and Michael J. Tschiderer.

(4)

The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs in fiscal 2023, fiscal 2022 and fiscal 2021, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC’s rules to determine Average CAP to non-PEO NEOs:

	Other non-PEO NEOs (Average)
	Fiscal 2023	Fiscal 2022	Fiscal 2021
Summary Compensation Table Total for non-PEO NEOs	$603,803	$597,959	$441,760
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(229,786)	$(164,376)	$(150,825)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$156,477	$65,045	$35,326
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$70,479	-	$75,143
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	$34,680
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	-	-	$79,008
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	-	-
Add: Change in incremental fair value of awards modified during the covered fiscal year	-	-	-
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	-	-	-
Compensation “Actually Paid” to non-PEO NEOs	$600,973	$498,629	$515,091

(5)

Total Shareholder Return, or TSR, reflects the cumulative return of a $100 investment from the beginning of fiscal 2021 through the end of each of the fiscal years in the table, calculated in accordance with Item 201(e) of Regulation S-K.

(6)	The index used for this purpose is the S&P 1500 Life Sciences Tools & Services Industry Index.

(7)	Reflects Net Income as reported in the Company’s Consolidated Statements of Operations and Comprehensive Income included in the Company’s annual report on Form 10-K for the respective fiscal year.

(8)

Adjusted EBITDA (earnings before interest, income taxes, depreciation and amortization, non-cash stock compensation expense, acquisition related transaction expenses, non-cash loss on sale of building, and restructuring expense) is a non-GAAP measure. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure.

Compensation Actually Paid vs. Total Shareholder Return

Non-Financial Performance Measure

As discussed in the Compensation Discussion and Analysis, the Board’s assessment of corporate performance was also considered in setting pay-for-performance compensation for fiscal 2023.

Analysis of the Information Presented in the Pay Versus Performance Table

In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.

CAP and TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. Rudow and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rudow) is aligned with the Company’s cumulative TSR over the three years presented in the table. The table also compares the Company’s cumulative TSR to the TSR of our peer group. The alignment of CAP with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company’s executive compensation program is primarily performance-based, for both short-term incentives (annual cash bonuses) and long-term incentives (equity awards).

Compensation Actually Paid vs. Net Income

CAP and Net Income

The amount of compensation actually paid to Mr. Rudow and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rudow) is compared to the Company’s net income over the last three completed fiscal years presented in the following table.

Compensation Actually Paid vs. Company Selected Measure

CAP and Adjusted EBITDA

As demonstrated by the following table, the amount of compensation actually paid to Mr. Rudow and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rudow) is generally aligned with the Company’s Adjusted EBITDA over the three years presented in the table. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company uses Adjusted EBITDA as one of the base corporate objectives to determine awards of performance-based cash incentive compensation. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure.

Tabular List, Table

Financial Performance Measures

As discussed in the Compensation Discussion and Analysis, our executive compensation program and compensation decisions reflect the guiding principle of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The following lists the most important financial performance measures used by the Company during the most recently completed fiscal year. These measures are not listed in order of importance.

●	Adjusted EBITDA

●	Service Segment Gross Profit

●	Cumulative Fully-Diluted EPS

Total Shareholder Return Amount	$ 337.32	306.19	185.21
Peer Group Total Shareholder Return Amount	174.48	195.02	165.93
Net Income (Loss)	$ 10,688,000	$ 11,380,000	$ 7,791,000
Company Selected Measure Amount	30,421	26,307	20,575
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Service Segment Gross Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Fully-Diluted EPS
PEO (Deduct): Aggregate Value for Stock Awards and Option Awards Included in Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (627,679)	$ (439,982)	$ (439,996)
PEO Add: Fair Value at Year End of Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,713	174,106	423,910
PEO Add (Deduct): Year-over-year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	308,499	538,834	900,571
PEO Add: Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Add (Deduct): Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,743)	147,147	379,885
PEO (Deduct): Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,613)	(261,490)	0
PEO Add: Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO Add: Dividends or Other Earnings Paid on Awards in the Covered Fiscal Year Prior to Vesting If Not Otherwise Included in the Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO (Deduct): Aggregate Value for Stock Awards and Option Awards Included in Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,786)	(164,376)	(150,825)
NEO Add: Fair Value at Year End of Awards Granted During the Covered Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,477	65,045	35,326
NEO Add (Deduct): Year-over-year Change in Fair Value at Covered Fiscal Year End of Awards Granted in Any Prior Fiscal Year That Were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,479	0	75,143
NEO Add: Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	34,680
NEO Add (Deduct): Change as of the Vesting Date (from the End of the Prior Fiscal Year) in Fair Value of Awards Granted in Any Prior Fiscal Year for Which Vesting Conditions Were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	79,008
NEO (Deduct): Fair Value at End of Prior Fiscal Year of Awards Granted in Any Prior Fiscal Year That Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Add: Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Add: Dividends or Other Earnings Paid on Awards in the Covered Fiscal Year Prior to Vesting If Not Otherwise Included in the Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0